Current and long-term debt - 2021 $21.0 million credit facility (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,541,678,000	$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		3,145,623,000	$ 3,070,271,000
2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		21,000,000.0
Periodic borrowing payment amount		600,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Borrowings, restrictive covenant, percent of consolidated quarterly net income	25.00%
Borrowings, restrictive covenants, percent of new equity offerings	50.00%
Borrowings, restrictive covenant, minimum aggregate fair market value of vessels provided as collateral, percent	140.00%
2021 $21.0 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 19,200,000
2021 $21.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
2021 $21.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
2021 $21.0 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.65%
KEXIM Credit Facility | 2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,000,000
Repayments of non-current borrowings	15,900,000
2020 $225.0 Million Credit Facility | 2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21.0